Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accrued payroll and welfare	171,797,452	149,779,684
Accrued marketing cost	52,337,833	34,322,591
Other tax payable	8,346,120	10,795,721
Deposits	8,880,214	10,450,774
Others	61,439,938	41,252,569
Total	302,801,557	246,601,339